Note 4 - Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Liabilities Measured at Fair Value on a Recurring Basis as of December 31, 2016
	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs (a)(b)	Balance as of December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2016
Platinum conversion option	$—	$—	$153,357	$153,357
Liability related to MT warrants	—	—	63,000	63,000
Liabilities Measured at Fair Value on a Recurring Basis as of December 31, 2015
	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs (a)(b)	Balance as of December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2015
Platinum conversion option	$—	$—	$3,011,880	$3,011,880
Liability related to MT warrants	—	—	63,000	63,000

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	2016	2015
Estimated volatility	76%	58%
Expected term (in years)	4.75	5.75
Debt rate	8.125%	14.125%
Beginning stock price	$0.64	$1.33